Consolidated Balance Sheets (Parentheticals)		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.00000625	$ 0.00000625	$ 0.00000625
Ordinary Shares, Authorized	[1]	8,000,000,000	8,000,000,000	8,000,000,000
Ordinary Shares, shares issued	[1]	16,000,000	16,000,000	16,000,000
Ordinary Shares, shares outstanding	[1]	16,000,000	16,000,000	16,000,000

[1]	Giving retroactive effect to the 160,000-for-1 share split effected on May 10, 2023.